CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues:
Total operating revenues	$ 285.1	$ 302.3	$ 559.6	$ 594.7
Operating expenses:
Cost of restaurant revenue	231.6	240.1	458.6	480.9
Personnel costs	30.9	90.3	55.3	114.4
Depreciation and amortization	13.3	14.9	27.2	29.2
Other operating expenses	33.8	25.1	57.6	46.3
Total operating expenses	309.6	370.4	598.7	670.8
Operating loss	(24.5)	(68.1)	(39.1)	(76.1)
Other income (expense):
Interest, investment and other income	1.4	1.6	12.4	2.9
Interest expense	(5.5)	(0.2)	(9.2)	(3.2)
Realized gains, net	74.5	66.5	76.1	66.5
Total other income (expense)	70.4	67.9	79.3	66.2
Earnings (loss) before income taxes and equity in losses of unconsolidated affiliates	45.9	(0.2)	40.2	(9.9)
Income tax expense (benefit)	(5.9)	(2.6)	1.3	2.9
Earnings (loss) before equity in losses of unconsolidated affiliates	40.0	(2.8)	41.5	(7.0)
Equity in losses of unconsolidated affiliates	(21.1)	(19.6)	(42.5)	(20.7)
Net earnings (loss)	18.9	(22.4)	(1.0)	(27.7)
Less: Net loss attributable to non-controlling interests	(4.5)	(2.6)	(7.6)	(6.8)
Net earnings (loss) attributable to Cannae Holdings, Inc. common shareholders	$ 23.4	$ (19.8)	$ 6.6	$ (20.9)
Basic
Net earnings (loss) per share (in usd per share)	$ 0.33	$ (0.28)	$ 0.09	$ (0.30)
Diluted
Net earnings (loss) per share (in usd per share)	$ 0.33	$ (0.28)	$ 0.09	$ (0.30)
Weighted Average Shares Outstanding
Weighted average shares outstanding Cannae Holdings common stock, basic basis (in shares)	71.6	71.1	71.6	70.8
Weighted average shares outstanding Cannae Holdings common stock, diluted basis (in shares)	71.9	71.1	71.8	70.9
Restaurant revenue
Revenues:
Total operating revenues	$ 266.5	$ 276.2	$ 524.3	$ 550.0
Other operating revenue
Revenues:
Total operating revenues	$ 18.6	$ 26.1	$ 35.3	$ 44.7